UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 29549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment	[  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
					    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Massachusetts Mutual Life Insurance Company
	1295 State Street
	Springfield, Massachusetts  01111

13F File Number:	28-548

The institutional investment manager filing this report, and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:	      Stephen Kuhn
Title:	Senior Vice President and Deputy General Counsel

Phone:	413-226-1050

Signature, Place, and date of Signing:

/s/ Stephen Kuhn

Springfield, Massachusetts

August 3, 2004


Report Type	(Check only one):
[ x ]		13F HOLDINGS REPORT
[    ] 	13F NOTICE
[    ]	13F COMBINATION REPORT


List of  Other Managers Reporting for this Manager:	None










FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total: None (See note below)


Form 13F Information Table Value Total: None (See note below)

List of Other Included Managers:

On January 1, 2000, Massachusetts Mutual Life Insurance Company
("Mass Mutual") transferred its investment management division and its investment advisory business to its majority owned, indirect subsidiary Babson Capital Management LLC. ("Babson"). Babson now has investment discretion over MassMutual's assets.

Please note that in the past Form 13F's were filed by MassMutual on behalf of Babson and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.